Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013
Operating activities
Net income (loss)	$ (5,377,572)	$ (771,391)	$ (2,364,852)	$ (3,758,817)	$ (6,200,728)	$ (11,578,300)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	550,890	532,828	717,450	250,821	968,270	1,519,161
Write-down of supplies inventory				38,000	38,000	38,000
Write-down of web development costs					9,000	9,000
Fair value of derivative liabilities in excess of proceeds				808,590	808,590	808,590
Loss on extinguishment of debt		761,492	761,492		761,492	761,492
(Gain) loss on adjustment to fair value of derivative liabilities		(4,192,781)	(4,192,781)	1,041,795	(3,150,986)	(3,150,985)
Non-cash interest expense	71,075	236,864	266,567		266,567	337,642
Share-based compensation	357,272	121,292	332,778		332,778	690,050
Amortization of common stock issued for services	34,500	249,000	249,000	83,000	332,000	366,500
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	215,582	50,229	(164,220)	(178,961)	(343,180)	(127,601)
(Increase) decrease in other current assets	(7,354)	(2,849)	7,572	(15,939)	(8,367)	(15,720)
(Decrease) increase in accounts payable and accrued liabilities	134,171	848	15,146	353,246	384,321	518,492
(Decrease) increase in accrued compensation	(210,278)	190,642	151,075	67,774	218,849	8,571
(Decrease) Increase in accrued income taxes	(800)	1,600	1,600	1,600	3,200	2,400
Net cash (used in) provided by operating activities	(4,232,514)	(2,822,226)	(4,219,173)	(1,308,891)	(5,580,194)	(9,812,708)
Investing activities
Purchases of property and equipment	(16,773)	(23,341)	(54,511)	(61,286)	(124,797)	(141,570)
Investment in intangible assets				(250,000)	(250,000)	(250,000)
Net cash (used in) provided by investing activities	(16,773)	(23,341)	(54,511)	(311,286)	(374,797)	(391,570)
Financing activities
Proceeds from issuance of common stock and warrants	7,200,000	7,750,000	7,750,000	4,092,000	11,889,000	19,089,000
Payment of financing and offering costs	(504,000)	(542,500)	(542,500)		(542,500)	(1,046,500)
Payment of amounts due under acquisition obligation	(500,000)	(250,000)	(250,000)		(250,000)	(750,000)
Proceeds from amounts due to stockholder				139,500	153,867	153,867
Repayment of amounts due to stockholder				(153,867)	(153,867)	(153,867)
Net cash (used in) provided by financing activities	6,437,050	6,957,500	6,957,500	4,077,633	11,096,500	17,533,550
Net increase (decrease) in cash	2,187,763	4,111,933	2,683,816	2,457,456	5,141,509	7,329,272
Cash and cash equivalents, at beginning of period	5,141,509	2,457,693	2,457,693	237
Cash and cash equivalents, at end of period	7,329,272	6,569,626	5,141,509	2,457,693	5,141,509	7,329,272
Cash paid during the period for:
Interest				1,357	1,357	1,357
Income taxes	2,800	800	800		800	3,600
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in the public offering	228,240	276,980	276,980		276,980	505,220
Acquisition obligation of asset purchase agreement				2,750,000	2,750,000	2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants		$ 402,355	$ 402,355		$ 402,355	$ 402,355